Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	$ 102,506	$ 72,342
Additions	17,217	38,879
Disposals	(542)	(1,113)
Depreciation provided during the year	(10,173)	(8,139)
Exchange realignment	(3,840)	537
Transfers	0	0
Property, plant and equipment, ending balance	105,168	102,506
Cost
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	119,448	82,963
Property, plant and equipment, ending balance	130,377	119,448
Accumulated depreciation
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	(16,942)	(10,621)
Property, plant and equipment, ending balance	(25,209)	(16,942)
Freehold land
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	2,889	2,889
Additions	0	0
Disposals	0	0
Depreciation provided during the year	0	0
Exchange realignment	0	0
Transfers	0	0
Property, plant and equipment, ending balance	2,889	2,889
Freehold land | Cost
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	2,889	2,889
Property, plant and equipment, ending balance	2,889	2,889
Freehold land | Accumulated depreciation
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	0	0
Property, plant and equipment, ending balance	0	0
Building
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	14,651	10,393
Additions	1,732	0
Disposals	0	0
Depreciation provided during the year	(988)	(543)
Exchange realignment	0	0
Transfers	27,332	4,801
Property, plant and equipment, ending balance	42,727	14,651
Building | Cost
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	16,011	11,210
Property, plant and equipment, ending balance	45,075	16,011
Building | Accumulated depreciation
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	(1,360)	(817)
Property, plant and equipment, ending balance	(2,348)	(1,360)
Leasehold improvements
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	17,405	10,033
Additions	522	0
Disposals	0	(859)
Depreciation provided during the year	(2,566)	(1,833)
Exchange realignment	(1,164)	123
Transfers	1,970	9,941
Property, plant and equipment, ending balance	16,167	17,405
Leasehold improvements | Cost
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	20,908	11,887
Property, plant and equipment, ending balance	21,974	20,908
Leasehold improvements | Accumulated depreciation
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	(3,503)	(1,854)
Property, plant and equipment, ending balance	(5,807)	(3,503)
Machinery and equipment
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	24,819	19,327
Additions	583	1,603
Disposals	(122)	(177)
Depreciation provided during the year	(5,818)	(4,967)
Exchange realignment	(1,802)	358
Transfers	10,110	8,675
Property, plant and equipment, ending balance	27,770	24,819
Machinery and equipment | Cost
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	35,251	25,841
Property, plant and equipment, ending balance	42,576	35,251
Machinery and equipment | Accumulated depreciation
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	(10,432)	(6,514)
Property, plant and equipment, ending balance	(14,806)	(10,432)
Computer and office equipment
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	1,344	1,855
Additions	34	7
Disposals	(14)	(77)
Depreciation provided during the year	(797)	(792)
Exchange realignment	(32)	10
Transfers	872	341
Property, plant and equipment, ending balance	1,407	1,344
Computer and office equipment | Cost
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	2,977	3,281
Property, plant and equipment, ending balance	3,638	2,977
Computer and office equipment | Accumulated depreciation
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	(1,633)	(1,426)
Property, plant and equipment, ending balance	(2,231)	(1,633)
Transportation equipment
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	31	34
Additions	0	0
Disposals	0	0
Depreciation provided during the year	(4)	(4)
Exchange realignment	(3)	1
Transfers	0	0
Property, plant and equipment, ending balance	24	31
Transportation equipment | Cost
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	45	44
Property, plant and equipment, ending balance	41	45
Transportation equipment | Accumulated depreciation
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	(14)	(10)
Property, plant and equipment, ending balance	(17)	(14)
Construction in Progress
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	41,367	27,811
Additions	14,346	37,269
Disposals	(406)	0
Depreciation provided during the year	0	0
Exchange realignment	(839)	45
Transfers	(40,284)	(23,758)
Property, plant and equipment, ending balance	14,184	41,367
Construction in Progress | Cost
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	41,367	27,811
Property, plant and equipment, ending balance	14,184	41,367
Construction in Progress | Accumulated depreciation
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	0	0
Property, plant and equipment, ending balance	$ 0	$ 0